ACQUISITIONS AND DISPOSALS (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of Breakdown of Assets and Liabilities

	RMB	US$
Current assets	4,909	752
Other non-current assets	257,368	39,443
Current liabilities	(26,024)	(3,988)
Non-current liabilities	(539)	(83)
Net assets disposed	235,714	36,124

Schedule of gain on disposal

	RMB	US$
Cash proceeds	247,803	37,977
Settlement of amount due from CHS	(602)	(92)
Commission fee	(44,039)	(6,749)
Fair value of retained noncontrolling investment	22,925	3,513
Disposition of net assets	(235,714)	(36,124)
Foreign currency translation	(5,267)	(808)
Loss on disposal of CHS	(14,894)	(2,283)

Schedule of Reconciliation of total purchase consideration

RMB
- Cash consideration	421,730
- Fair value of previously hold equity interests	407,998
- Settlement of amounts due to Tianjin Jiatai Group (including the mandatorily redeemable noncontrolling interest in SP and purchase consideration of Wuxi MZJH)	(675,854)
- Settlement of advance from suppliers	(94,530)
- Settlement of other receivables	84,715
Total	144,059

Schedule of actual results from acquisition date

	For the Years Ended December 31,
	2019
	RMB	US$

Net revenues	366	53
Net loss	(7,902)	(1,135)

Guofu Huimei, Beijing Century Friendship, BPMC And CMCC [Member]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]

RMB
Current assets	47,827
Property, plant and equipment, net	17,297
Intangible assets*	454,013
Long term investments	300,504
Other non-current assets	108,322
Deferred tax assets	185
Goodwill	165,171
Current liabilities	(61,454)
Non-current liability	(165,436)
Deferred tax liabilities	(113,340)
Noncontrolling interests	(99,480)
Total	653,609

RMB
Total purchase price is comprised of:
- Cash consideration	570,600
- Fair value of previously hold equity interests	520,625
- Effective extinguishment of loans from the acquisition	(437,616)
Total	653,609

*     Acquired amortizable intangible assets primarily include two operating licenses of hospitals of RMB164,440 and RMB272,910 respectively and a favorable lease contract of RMB16,010. The operating licenses have estimated amortization periods of 20 years and the favorable lease contract has estimated amortization periods of 12 years.

The following unaudited supplemental pro forma consolidated financial information for the years ended December 31, 2017 and 2018 are presented as if the acquisition had occurred at the beginning of the periods presented. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of what the combined company’s operating results would have been had the acquisition taken place on January 1, 2017, nor do they project the future results of operations of the combined company. The actual results of operations of the combined company may differ significantly from the pro forma adjustments reflected here due to many factors.

	Unaudited Supplemental Pro Forma
	For the year ended December 31,
	2017	2018
	RMB	RMB

Net revenues	4,569	12,056
Net loss	(70,018)	(63,159)

The results of operations of Guofu Huimei, Beijing Century Friendship, BPMC and CMCC since the acquisition date included in the consolidated statement of comprehensive loss of the Company for the year ended December 31, 2018 is as follows:

For the Years Ended
December 31,
2018
RMB

Net revenues	4,827
Net loss	(5,639)

Tianjin Jiatai Group [Member]
Schedule of pro forma results

RMB
Current assets	9,451
Property, plant and equipment, net	53,649
Intangible assets	89,000
Goodwill	45,272
Current liabilities	(31,063)
Deferred tax liabilities	(22,250)
Total	144,059

The acquired intangible assets primarily include operating license for hospitals of RMB84,000 and a favorable lease contract of RMB5,000. The estimated amortization period of the operating licenses and favorable lease contract was 20 years and 17 years, respectively. The Group recognized RMB 45,272 (US$6,503) in goodwill arising from this acquisition, attributed to the synergies it expects from the combined operations of proton hospitals, the assembled workforce and their knowledge and experience in the PRC. The goodwill recognized is not deductible for income tax purposes.

The following unaudited supplemental pro forma consolidated financial information for the years ended December 31, 2018 and 2019 are presented as if the acquisition had occurred at the beginning of the periods presented. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of what the combined company’s operating results would have been had the acquisition taken place on January 1, 2018, nor do they project the future results of operations of the combined company. The actual results of operations of the combined company may differ significantly from the pro forma adjustments reflected here due to many factors.

	Unaudited Supplemental Pro Forma
	For the year ended December 31,
	2018	2019	2019
	RMB	RMB	US$

Net revenues	186,086	193,251	27,759
Net loss	(376,130)	(589,774)	(84,716)

Guangzhou New Spring Hospital Management Co., Ltd. | New Spring Group | Beijing MeizhongJiahe Hospital Management Co., Ltd. ("MHM") [Member]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]

RMB
Current assets	424
Property, plant and equipment, net	3,281
Intangible assets	5,053
Goodwill	3,213
Long-term deferred and other non-current	1,202
Current liabilities	(445)
Deferred tax liabilities	(1,250)
Total	11,478

Schedule of Reconciliation of total purchase consideration

RMB
Cash consideration in agreement	8,400
Non-controlling interest	3,078
Total	11,478